Intangible Assets	12 Months Ended
Dec. 31, 2014
Disclosure Intangible Assets [Abstract]
Intangible Assets
Note 5 – Intangible Assets

Intangible assets consist of the following:

	Patents and		Accumulated
	Trademarks	Licenses	Amortization	Total
Balance as of January 1, 2013	$3,676	$1,226,500	$(52,819)	$1,177,357
Amortization expense	-	-	(69,812)	(69,812)
Balance as of December 31, 2013	$3,676	$1,226,500	$(122,631)	$1,107,545
Amortization expense	-	-	(69,813)	(69,813)
Balance as of December 31, 2014	$3,676	$1,226,500	$(192,444)	$1,037,732
Weighted average remaining amortization period at December 31, 2014 in years	6.0	14.9

Amortization of intangible assets consists of the following:

	Patents and		Accumulated
	Trademarks	Licenses	Amortization
Balance as of January 1, 2013	$736	$52,083	$52,819
Amortization expense	368	69,444	69,812
Balance as of December 31, 2013	$1,104	$121,527	$122,631
Amortization expense	368	69,445	69,813
Balance as of December 31, 2014	$1,472	$190,972	$192,444

Amortization expense is reflected in general and administrative expenses in the consolidated statements of operations. Based upon the current intangible assets as of December 31, 2014, amortization expense is projected to be approximately $70,000 per annum through 2029.

On January 27, 2012, the Company entered into a license agreement with a stem cell treatment company (“SCTC”) (as amended on March 21, 2012, the “SCTC Agreement”). On April 6, 2012 (the “Closing Date”), the Company and SCTC closed on the SCTC Agreement. Pursuant to the SCTC Agreement, the Company obtained, among other things, a worldwide, exclusive, royalty-bearing license from SCTC to utilize or sublicense a certain medical device patent (pending) for the administration of specific cells and/or cell products to the disc and/or spine (and other parts of the body) and a worldwide (excluding Asia and Argentina), exclusive, royalty-bearing license to utilize or sublicense a certain method for culturing cells. The SCTC Agreement provides that the Company must achieve certain milestones. As of December 31, 2014, the Company had not met any the milestones provided for in the SCTC Agreement to be fulfilled by April 6, 2014; however, it still had the ability to pay  $75,000 by April 6, 2015 in order to retain the exclusivity of the license. On March 5, 2015, the Company made the $75,000 cash payment to retain the exclusivity of the license. Pursuant to the license agreement with SCTC, unless certain milestones are satisfied, the Company will be required to pay to SCTC minimum amounts of between $225,000 and $475,000 during the period from April 2017 to April 2019 in order to maintain its exclusive rights with regard to the disc/spine technology.

The SCTC Agreement also provides for an exclusive, royalty-bearing sublicense of certain of the licensed technology to SCTC for use for orthopedic purposes and a non-exclusive, royalty-bearing sublicense of certain of the licensed technology to SCTC for use (1) at a single facility in the Cayman Islands (or, under certain circumstances, at a different non-U.S. facility), and (2) at U.S. facilities (in accordance with protocols established by the Company), if and only if, upon resolution of a Food and Drug Administration (“FDA”) action, SCTC has the legal right to exploit the technology in the U.S. and the Company does not yet have such legal right. Further, the SCTC Agreement provides that SCTC will furnish certain training, assistance and consultation services with regard to the licensed technology. In addition, the Company had agreed to reimburse SCTC for 25% of its legal fees associated with what had been a pending court action with the FDA, subject to a maximum of $4,500 per month and $100,000 in the aggregate. In 2012, the District Court ruled in favor of the FDA, but SCTC appealed the decision. In February 2014, the United States Court of Appeals for the D.C. Circuit affirmed the District Court’s ruling, concluding that the FDA has the authority to regulate certain autologous stem cell procedures and that SCTC’s stem cell mixture meets the definition of drug and not HCT/P since it was more than minimally manipulated. SCTC has indicated that it does not intend to appeal the decision to the Supreme Court. While this decision is specific to SCTC’s procedures and mixture, it indicates that stem cells, even when used in an autologous context, may be regulated as drugs, particularly when mixed with other substances or in other ways that may be considered to be more than minimally manipulated. The Company is proceeding with the FDA approval process for its initiatives as discussed above.

Pursuant to the SCTC Agreement, on the Closing Date, the Company made a payment to SCTC consisting of a license fee of $1,000,000, net of a sublicensing fee of $10,000, which SCTC owed to the Company (which was recorded as revenue in the consolidated statements of operations), and issued to SCTC a warrant for the purchase of 1,000,000 shares of common stock of the Company (the “SCTC Warrant”). The vesting of the SCTC Warrant was divided into three tranches. The first tranche to purchase 300,000 shares of common stock was immediately exercisable. The exercise of the second and third tranches to purchase 350,000 shares of common stock each is subject to specified performance criteria. The exercise price for the initial tranche is $1.50 per share and the exercise price for the second and third tranches is the greater of $1.50 per share or the then fair market value of the common stock, as defined in the SCTC Agreement. The initial tranche had a grant date value of $226,500 using the Black-Scholes model, which was recognized immediately. The Company recorded the $1,000,000 cash payment and the $226,500 value of the first tranche of the warrant as an intangible asset with an original estimated useful life of 17.7 years (20 year life of the underlying pending patent less 2.3 years since patent application).

The Company has not made an accounting entry related to the second and third tranches as it is not currently estimable when the specified performance criteria will be met. When, and if, the second and third tranches of the SCTC Warrant vest (or when the timing of vesting becomes estimable), the grant date value of these tranches will be added to the value of the intangible asset after calculating the grant date values using the Black-Scholes option pricing model using the final exercise prices as inputs to the model.